CONVERTIBLE DEBENTURES	3 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBENTURES
CONVERTIBLE DEBENTURES

11.CONVERTIBLE DEBENTURES

During the year ended September 30, 2025, the Company raised $57.2 million of principal in convertible debenture in three separate financings. The summary of the convertible debentures is as follows:

First Private Placement and Second Private Placement

On January 16, 2025, the Company closed a private placement financing of $27.5 million (the “First Private Placement”) of convertible debenture units (each a “First CD Unit”). Each First CD Unit consists of one debenture (“First Debenture”) with a principal amount of $1,000, and 50 warrants (each a “First Warrant”). Interest on the First Debenture accrues at a rate of 2.5% per annum, payable semi-annually in cash or common shares of the Company, and the First Debentures are convertible at any time into common shares of the Company at $20 per common share. Each First Warrant entitles the holder to purchase one (1) common share of the Company at an exercise price of $20 per common share, exercisable at any time on or before the five-year anniversary of the closing of the First Private Placement. At the option of the Company, the First Debentures are redeemable in cash after the three-year anniversary of the closing of the First Private Placement at 112% of the principal value, plus accrued and unpaid interest.

On January 24, 2025, the Company closed a private placement financing of $2.5 million (the “Second Private Placement”) of convertible debenture units (each a “Second CD Unit”). Each Second CD Unit consists of one debenture (“Second Debenture”) with a principal amount of $1,000, and 27 warrants (each a “Second Warrant”). Interest on the Second Debentures accrue at a rate of 2.5% per annum, payable semi-annually in cash or common shares of the Company, and the Second Debentures are convertible at any time into common shares of the Company at $37.28 per common share. Each Second Warrant entitles the holder to purchase one (1) common share of the Company at an exercise price of $37.28 per common share, exercisable at any time on or before the five-year anniversary of the closing of the Second Private Placement. At the option of the Company, the Second Debentures are redeemable in cash after the three-year anniversary of the closing of the Second Private Placement at 112% of the principal value, plus accrued and unpaid interest.

The present value of the liability component and the equity components of the First Private Placement and Second Private Placement were allocated as follows:

	First	Second
	Private	Private
	Placement	Placement	Total
Closing date	January 16, 2025	January 21, 2025
Principal	$27,500,000	$2,500,000	$30,000,000
Interest rate	2.5%	2.5%	—
Interest payments	Semi-annual	Semi-annual	—
Market rate, unsecured debt(1)	11.48%	11.30%	—
Conversion price of debenture	$20.00	$37.28	—
Warrants	11,000,000	535,000	11,535,000
Warrant price	$20.00	$37.28	—
Underlying price, commn shares	$37.28	$47.20	—
Risk free rate(2)	3.05%	3.05%	—
Volatility	134.16%	134.24%	—
Allocation at closing
Liability component	18,134,195	1,648,150	19,782,345
Deferred tax liability	2,760,664	251,383	3,012,047
Equity component, warrants(3),(4)	6,605,141	600,467	7,205,608
Equity component, conversion feature(4)	nil	nil	nil
	$27,500,000	$2,500,000	$30,000,000
1)	Source Federal Reserve Economic Data, ICE BofA CCC & Lower US High Yield Index Effective Yield.
2)	Sources: Bank of Canada 5-year benchmark rate.
3)	Valued using the Black-Scholes option pricing model.
4)	Pursuant to IFRS Standard IAS 32, where an instrument contains a liability and equity component, the liability component should be determined first, and the residual amount is equity. The Company allocated the residual equity component to the warrants, and no additional amount was allocated to the conversion option.

During the three-months ended December 31, 2025, interest expense of $173,287 (2024 - $nil) and $15,753 (2024 - $nil) was recognized on the First Private Placement and Second Private Placement, respectively, representing the accretion of the liability components of the convertible debentures under the effective interest rate method.

ATW Financing

On April 23, 2025, the Company entered into an agreement with ATW Partners (the “Investor”) to establish a convertible note facility (the “Facility”) of up to USD $500 million. Under the Facility, the Company is entitled to draw down funds through the issuance of convertible notes (the “Notes”) subject to certain conditions. On May 1, 2025, the Company closed the initial tranche of USD $20 million (the “Initial Closing”). The Notes are denominated in USD and are convertible into common shares of the Company based on the prior trading day’s closing price. Additional drawdowns under the Facility remain available up to a further USD $480 million.

	Amount	Average Exchange	Amount
ATW Notes	US$	Rate	CAD$
Initial Tranche, May 1, 2025	20,000,000	1.36	27,200,000
Conversions into common shares	(9,600,000)	1.38	(13,247,404)
Revaluation	—	—	525,245
Balance, September 30, 2025	$10,400,000	1.39	$14,477,841
Conversions	(900,000)	1.40	(1,259,276)
Revaluation	—	—	(197,633)
Balance, December 31, 2025	$9,500,000	1.37	$13,020,932

Fair Value Option Election and Measurement

Management elected to designate the USD$20 million Notes from the Initial Closing under the fair value option (“FVO”) in accordance with IFRS 9 – Financial Instruments. This designation results in the entire instrument, including the embedded conversion feature and foreign currency exposure, being measured at fair value through profit or loss (“FVTPL”).

The rationale for electing FVO includes:

●	Elimination of accounting mismatches arising from currency volatility (as the Company reports in CAD).
●	Avoidance of bifurcation between the debt host and embedded derivative components.
●	Alignment with the Company’s risk management strategies and fair value-based performance monitoring.

At December 31, 2025, the Company recorded a gain of $197,633 in foreign exchange for the estimated change in the fair value of this Facility (September 30, 2025 - loss of $525,245).

Transaction costs of $2,380,272 related to the Initial Closing were expensed immediately, consistent with FVO application during the fiscal year ended September 30, 2025.

Fair Value Determination

Fair value of the Notes is assessed at each reporting date using observable market inputs, including exchange rates and share price movements. Changes in fair value of the Notes are recognized through profit or loss.

SOL Delegation and Staking Interest

Under the terms of the Facility, while any Notes remain outstanding, the Company is contractually obligated to delegate all Note Purchased SOL to a validator majority owned and controlled by the Company. The Notes accrue staking interest (“Staking Interest”) when the Company is entitled to receive staking rewards on the delegated Note Purchased SOL. The Company must calculate and pay any accrued staking interest amounts (“Staking Interest Amounts”) in SOL within three business days following each calendar month-end to ATW’s wallet address. ATW’s entitlement to staking rewards is tiered and based on the combined outstanding principal of this Note and other notes under the Facility (the “Outstanding Principal):

(i)	85% of staking rewards when the Outstanding Principal is between USD $15 million and $20 million;
(ii)	62.5% of staking rewards when the Outstanding Principal is between USD $10 million and $15 million;
(iii)	37.5% of staking rewards when the Outstanding Principal is between USD $5 million and $10 million; and
(iv)	18.8% of staking rewards when the Outstanding Principal is between USD $2.5 million and $5 million.

During the three-months ended December 31, 2025, interest expense of $190,719 was recognized in Interim Statements (2024 - $nil).

Conversions

During the three-month period ending December 31, 2025, the Company issued 290,094 Common Shares on the conversion of $1,259,276 (USD$950,000) of principal, leaving USD $9,500,000 ($13,020,932) of principal remaining at December 31, 2025.

Liability Component of Convertible Debentures

The summary of the liability component of the convertible debentures is as follows:

	First Private	Second Private
Convertible debentures	Placement	Placement	ATW	Total
Balance, September 30, 2024	—	—	—	—
Liability component	18,034,396	1,747,949	27,200,000	46,982,345
Accretion	1,364,184	125,287	—	1,489,471
Conversions	—	—	(13,247,404)	(13,247,404)
Revaluation	—	—	525,245	525,245
Balance, September 30, 2025	$19,398,580	$1,873,236	$14,477,841	$35,749,657
Accretion	560,724	50,450	—	611,174
Conversions	—	—	(1,259,276)	(1,259,276)
Revaluation	—	—	(197,633)	(197,633)
Balance, December 31, 2025	$19,959,304	$1,923,686	$13,020,932	$34,903,922